Net Loss Per Share (Details) - Schdeule of potential common shares - shares	3 Months Ended				12 Months Ended
	Mar. 31, 2022		Mar. 31, 2021		Dec. 31, 2021		Dec. 31, 2020
Schdeule of potential common shares [Abstract]
Conversion of convertible preferred stock	28,693,931	[1]	116,264,374	[1]		[2]	116,264,358	[2]
Warrants to purchase common stock and redeemable convertible preferred stock	25,599,889	[1]	14,738,710	[1]	25,599,889	[2]	14,738,710	[2]
PSUs, RSUs and options to purchase common stock	65,193,606	[1]	41,090,725	[1]	38,085,775	[2]	35,453,516	[2]
Right to receive earnout shares	17,500,000				17,500,000
Total common stock equivalents	136,987,426		172,093,809		81,185,664		166,456,584

[1]	Prior period results have been adjusted to reflect the exchange of Legacy MoneyLion Common Stock for MoneyLion Class A Common Stock at the Exchange Ratio of approximately 16.4078 in September 2021 as a result of the Business Combination. See Note 3, “Business Combination” for details.
[2]	Prior period results have been adjusted to reflect the exchange of Legacy MoneyLion Common Stock for MoneyLion Class A Common Stock at an exchange ratio of approximately 16.4078 in September 2021 as a result of the Business Combination. See Note 3, “Business Combination” for details.